Inventories (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 ZAR_per_AUD	Jun. 30, 2020 R / $	Jun. 30, 2019 ZAR (R)	Jun. 30, 2019 ZAR_per_AUD	Jun. 30, 2019 R / $
Disclosure of products and services [line items]
Gold in lock-up	R 47			R 43
Gold in-process, ore stockpiles and bullion on hand	936			780
Consumables at weighted average cost (net of provision)	1,485			1,187
Total inventories	2,468			2,010
Non-current portion of gold in lock-up and gold in-process	(47)			(43)
Total current portion of inventories	2,421			1,967
Inventory valued at net realisable value	47			R 334
Increase / Decrease in Consumables at weighted average cost	298
Closing foreign exchange rate		11.96	17.32		9.91	14.13
Hidden Valley
Disclosure of products and services [line items]
Increase (decrease) in gold in-process	294
Translation [Member] | Hidden Valley
Disclosure of products and services [line items]
Increase (decrease) in gold in-process	72
Change in Production [Member]
Disclosure of products and services [line items]
Increase (decrease) in gold in-process	R (169)